Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 99.0%

AUSTRALIA — 2.0%
Rio Tinto PLC	678,624	$48,173,907

BRAZIL — 4.7%
MercadoLibre, Inc. *	55,161	113,188,166

CANADA — 4.4%
Constellation Software, Inc.	14,397	46,683,240
Lumine Group, Inc. *	795,605	18,589,314
Shopify, Inc., Class A *	308,235	24,701,953
Stella-Jones, Inc.	240,711	15,802,972
		105,777,479
CHINA — 7.1%
Kweichow Moutai Co., Ltd., Class A	78,600	19,286,363
Meituan, Class B *	819,800	17,408,772
Ping An Insurance Group Co. of China Ltd., Class H	2,593,500	16,285,961
Silergy Corp.	1,032,000	15,198,279
Tencent Holdings Ltd.	1,341,500	74,593,962
Tencent Music Entertainment Group ADR	2,486,247	29,959,276
		172,732,613
DENMARK — 5.0%
Ambu A/S, B Shares *	609,186	11,937,836
Demant A/S *	472,487	18,394,506
DSV A/S	228,066	46,938,280
Novonesis (Novozymes) B, B Shares	586,493	42,224,817
		119,495,439
FINLAND — 0.9%
Kone Oyj, Class B	360,841	21,586,070

FRANCE — 6.4%
Danone SA	621,889	45,298,083
Dassault Systemes SE	758,813	30,140,654
Edenred	744,472	28,197,338
LVMH Moet Hennessy Louis Vuitton SE	24,840	19,049,203
Nexans SA	124,490	18,273,172
Sartorius Stedim Biotech	61,651	12,908,413
		153,866,863
GERMANY — 8.8%
BioNTech SE ADR *	113,750	13,510,088
Deutsche Boerse AG	212,342	49,851,261
Rational AG	30,778	31,422,769
SAP SE	268,480	61,410,134
Scout24 SE	634,778	54,653,023
		210,847,275
HONG KONG — 1.5%
AIA Group Ltd.	4,044,400	35,319,169

INDIA — 4.7%
HDFC Bank Ltd.	2,035,308	41,915,795
ICICI Lombard General Insurance Co., Ltd.	1,107,286	28,772,715
Reliance Industries Ltd.	1,211,285	42,616,599
		113,305,109

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
IRELAND — 2.1%
Kingspan Group PLC	525,641	$49,299,449

ITALY — 4.7%
FinecoBank Banca Fineco SpA	2,178,986	37,395,680
Ryanair Holdings PLC ADR	1,170,213	52,870,201
Technoprobe SpA *	1,441,463	10,153,924
Wizz Air Holdings PLC *	592,294	11,489,927
		111,909,732
JAPAN — 12.3%
FANUC Corp.	497,100	14,600,032
Keyence Corp.	49,000	23,483,846
Money Forward, Inc. *	266,400	10,854,551
MonotaRO Co., Ltd.	1,479,300	24,667,312
NIDEC Corp.	599,200	12,615,015
Nihon M&A Center Holdings, Inc.	4,640,600	21,196,110
Nintendo Co., Ltd.	449,100	24,005,026
Olympus Corp.	1,384,800	26,324,085
Recruit Holdings Co., Ltd.	447,300	27,174,552
Shimano, Inc.	128,600	24,481,301
Shiseido Co., Ltd.	595,000	16,182,042
SMC Corp.	48,600	21,734,921
Sony Group Corp.	2,514,000	48,840,973
		296,159,766
KAZAKHSTAN — 0.8%
Kaspi.KZ JSC ADR	184,273	19,531,095

NETHERLANDS — 6.8%
Adyen NV *	25,011	39,157,724
ASML Holding NV	43,213	35,947,193
EXOR NV	233,008	24,979,387
IMCD NV	201,958	35,083,130
Topicus.com, Inc.	299,569	28,267,955
		163,435,389
NORWAY — 0.2%
Aker Carbon Capture ASA *	8,729,807	5,238,876

PANAMA — 0.7%
Copa Holdings SA, Class A	168,888	15,848,450

RUSSIA — 0.0% (a)
MMC Norilsk Nickel PJSC *(b)	7,738,600	0
MMC Norilsk Nickel PJSC ADR *(b)	1	0
		0
SINGAPORE — 1.0%
Sea Ltd. ADR *	247,407	23,325,532

SOUTH AFRICA — 1.3%
Discovery Ltd.	3,059,625	30,467,354

SOUTH KOREA — 3.4%
Coupang, Inc. *	1,044,039	25,631,157
Samsung Electronics Co., Ltd.	1,168,312	54,605,518
		80,236,675

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Alpha Fund

	Shares	Value
SPAIN — 1.5%
Amadeus IT Group SA	493,456	$35,737,335

SWEDEN — 2.6%
Atlas Copco AB, B Shares	2,915,382	50,021,704
MIPS AB	220,095	11,726,178
		61,747,882
SWITZERLAND — 1.2%
Cie Financiere Richemont SA	179,677	28,533,479

TAIWAN — 4.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,560,000	107,348,786

UNITED KINGDOM — 2.1%
B&M European Value Retail SA	3,216,027	17,911,300
Oxford Nanopore Technologies PLC *	2,636,165	5,607,354
Unilever PLC	432,048	28,011,096
		51,529,750
UNITED STATES — 8.3%
CRH PLC	690,879	63,230,321
Experian PLC	817,309	43,047,378
Monday.com Ltd. *	47,812	13,280,739
Nestle SA	264,935	26,623,964
Roche Holding AG	67,543	21,614,925
Spotify Technology SA *	87,921	32,401,526
		200,198,853
Total Common Stocks (cost $1,543,801,524)		2,374,840,493

WARRANT — 0.0%(a)

CANADA — 0.0% (a)
Constellation Software, Inc., expires 3/31/40 *	16,097	0

Total Warrant (cost $0)		0

TOTAL INVESTMENTS — 99.0% (cost $1,543,801,524)		$2,374,840,493
Other assets less liabilities — 1.0%		24,568,878
NET ASSETS — 100.0%		$2,399,409,371

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford International Alpha Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$479,199,018	$1,895,641,475	$0	$2,374,840,493
Warrant**	—	0	—	0
Total	$479,199,018	$1,895,641,475	$0	$2,374,840,493

**	Refer to Portfolio of Investments for further detail.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the period ended September 30, 2024 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

There were no transfers into or out of Level 3 during the period ended September 30, 2024.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.